CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 32,206	$ 26,326
Restricted cash	8,022	6,003
Trade receivables	4,486	1,228
Amounts due from affiliates	4,302	4,328
Inventory	463	646
Current portion of net investment in direct financing lease	4,452	4,168
Derivative instruments	0	1,199
Prepaid expenses and other receivables	2,005	2,967
Total current assets	55,936	46,865
Long-term assets
Restricted cash	12,740	13,125
Vessels, net of accumulated depreciation	645,685	658,311
Other equipment	349	445
Intangibles and goodwill	18,024	20,739
Advances to joint ventures	3,755	3,536
Net investment in direct financing lease	275,529	278,905
Long-term deferred tax asset	187	174
Other long-term assets	935	940
Total long-term assets	957,204	976,175
Total assets	1,013,140	1,023,040
Current liabilities
Current portion of long-term debt	44,660	45,458
Trade payables	580	529
Amounts due to owners and affiliates	2,834	2,301
Value added and withholding tax liability	1,464	1,175
Derivative instruments	2,600	259
Accrued liabilities and other payables	8,539	7,458
Total current liabilities	60,677	57,180
Long-term liabilities
Accumulated losses of joint ventures	3,410	2,808
Long-term debt	422,851	390,087
Revolving credit facility due to owners and affiliates	8,792	39,292
Derivative instruments	15,936	2,438
Long-term tax liability	2,170	1,725
Long-term deferred tax liability	11,623	8,974
Other long-term liabilities	119	99
Total long-term liabilities	464,901	445,423
Total liabilities	525,578	502,603
EQUITY
Accumulated other comprehensive income (loss)	(21,333)	(5,337)
Total partners' capital	487,562	520,437
Total equity	487,562	520,437
Total liabilities and equity	1,013,140	1,023,040
8.75% Series A Preferred Units [Member]
EQUITY
Total partners' capital	154,094	151,259
Total equity	154,094	151,259
Common Unit Public [Member]
EQUITY
Total partners' capital	315,130	325,250
Total equity	315,130	325,250
Common units Hoegh LNG [Member]
EQUITY
Total partners' capital	39,671	6,844
Total equity	39,671	6,844
Subordinated Units Hoegh LNG [Member]
EQUITY
Total partners' capital	0	42,421
Total equity	$ 0	$ 42,421